Consolidated Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital EUR (€)	Share capital USD ($)	Share premium EUR (€)	Share premium USD ($)	Accumulated deficit EUR (€)	Accumulated deficit USD ($)	Treasury shares EUR (€)	Treasury shares USD ($)	Translation reserve from foreign operations EUR (€)	Translation reserve from foreign operations USD ($)	Hedging Reserve EUR (€)	Hedging Reserve USD ($)	Transaction reserve with non-controlling Interests EUR (€)	Transaction reserve with non-controlling Interests USD ($)	Total EUR (€)	Total USD ($)	Non- controlling Interests EUR (€)	Non- controlling Interests USD ($)	EUR (€)	USD ($)
Balance at Dec. 31, 2021	€ 25,605		€ 85,883		€ (6,899)		€ (1,736)		€ 15,365		€ (8,077)		€ 5,697		€ 115,838		€ (1,731)		€ 114,107
Profit (loss) for the year					(357)										(357)		497		140
Other comprehensive income for the year									(7,395)		(12,525)				(19,920)		(15,371)		(35,291)
Total comprehensive income (loss) for the year					(357)				(7,395)		(12,525)				(20,277)		(14,874)		(35,151)
Transactions with owners of the Company, recognized directly in equity:
Issuance of Capital note to non-controlling interest																	3,958		3,958
Options exercise	8		28												36				36
Transactions with owners of the Company, recognized directly in equity:
Share-based payments			127												127				127
Balance at Dec. 31, 2022	25,613		86,038		(7,256)		(1,736)		7,970		(20,602)		5,697		95,724		(12,647)		83,077
Profit (loss) for the year					2,219										2,219		(1,594)		625
Other comprehensive income for the year									(7,585)		24,516				16,931		24,345		41,276
Total comprehensive income (loss) for the year					2,219				(7,585)		24,516				19,150		22,751		41,901
Transactions with owners of the Company, recognized directly in equity:
Share-based payments			121												121				121
Balance at Dec. 31, 2023	25,613	$ 26,662	86,159	$ 89,688	(5,037)	$ (5,244)	(1,736)	$ (1,807)	385	$ 401	3,914	$ 4,074	5,697	$ 5,930	114,995	$ 119,704	10,104	$ 10,518	125,099	$ 130,222
Profit (loss) for the year					(6,524)	(6,791)									(6,524)	(6,791)	(2,482)	(2,583)	(9,006)	(9,374)
Other comprehensive income for the year									8,061	8,391	1,978	2,059			10,039	10,450	3,041	3,165	13,080	13,615
Total comprehensive income (loss) for the year					(6,524)	(6,791)			8,061	8,391	1,978	2,059			3,515	3,659	559	582	4,074	4,241
Transactions with owners of the Company, recognized directly in equity:
Share-based payments			112	117											112	117			112	117
Balance at Dec. 31, 2024	€ 25,613	$ 26,662	€ 86,271	$ 89,805	€ (11,561)	$ (12,035)	€ (1,736)	$ (1,807)	€ 8,446	$ 8,792	€ 5,892	$ 6,133	€ 5,697	$ 5,930	€ 118,622	$ 123,480	€ 10,663	$ 11,100	€ 129,285	$ 134,580